Subsequent Events (Detail) - USD ($) $ in Thousands	Aug. 07, 2017	May 08, 2013
Subsequent Event [Line Items]
Number of shares availabe from warrants		9,109
Subsequent Event | Out-Of-The-Money Warrants
Subsequent Event [Line Items]
Number of shares availabe from warrants	2,556,851
Galena Biopharma, Inc | Subsequent Event
Subsequent Event [Line Items]
Ownership percentage by Parent	32.50%
Galena Biopharma, Inc | SELLAS | Subsequent Event
Subsequent Event [Line Items]
Percentage of voting interests acquired	67.50%
Termination fee in a merger agreement	$ 750
Expense reimbursement in a merger agreement	$ 100